[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6859 markschonberger@paulhastings.com

March 12, 2009		41193.00082

VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Acadia Realty Trust
	Registration Statement on Form S-3

Ladies and Gentlemen:

We, on behalf of Acadia Realty Trust, transmitted via EDGAR a copy of Acadia Realty Trust’s Registration Statement on Form S-3 for filing under the Securities Act of 1933, as amended. This Registration Statement is being filed pursuant to the guidance set forth in Question 198.06 of the Division of Corporation Finance Securities Act Rules Compliance and Disclosure Interpretations.

Please do not hesitate to contact me with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Mark Schonberger
Mark Schonberger
for PAUL, HASTINGS, JANOFSKY & WALKER LLP